FINANCIAL INSTRUMENTS - Changes in Value Related to the Senior Unsecured Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Deferred tax expense on change in value of the Senior Unsecured Notes recognized in OCI	$ (1,589)	$ (764)	$ (45)
Hedges of net investment | Senior Unsecured Notes
Disclosure of detailed information about hedging instruments [line items]
(Loss) gain from change in value of the Senior Unsecured Notes used for calculating hedge ineffectiveness	(10,789)	6,488
(Loss) gain from Senior Unsecured Notes recognized in OCI	(9,423)	6,488
Loss from hedge ineffectiveness recognized in earnings in finance costs (income) in other expense (income), net	(1,385)	0
Foreign exchange gains recognized in cumulative translation adjustments in the statement of changes in equity	19	0
Deferred tax expense on change in value of the Senior Unsecured Notes recognized in OCI	$ (1,589)	$ (764)